Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Non-cash additions to right-of-use assets and lease liabilities	R$ 89,895	R$ 124,740	R$ 21,606